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U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

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
1.    Dresdner RCM Capital Funds, Inc.
      Four Embarcadero Center, Suite 3000
      San Francisco, California  94111
      Name and address of issuer:

2. Name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or
      classes):    [x]

3.    Investment Company Act File Number:  811-02913
      Securities Act File Number:  2-63825

4.    December 31, 1998
      Last day of fiscal year for which this Form is filed:

4(b)  N/A
      Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c)  N/A
      Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24(f):                        521,708,490.60

      (ii)   Aggregate price of shares redeemed or repurchased
               during the fiscal year:                                           496,743,966.89

      (iii)  Aggregate price of shares redeemed or repurchased during any prior fiscal year ending no earlier than October 11,
               1995 that were not previously used to
               reduce registration fees payable to the Commission:                            -

      (iv)   Total available redemption credits
               [add items 5(ii) and 5(iii)]                                       496,743,966.89

      (v)    Net sales -- if Item 5(I) is greater than Item 5(iv)
               [subtract Item 5(iv)
               from Item 5(I)]                                                     24,964,523.71

      (vi)   Redemption credits available for use in                                          -

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             future years -- if Item 5(I) is less than Item 5(iv)
             [subtract Item 5(iv) from Item 5(I)]

      (vii)  Multiplier for determining registration                                    .030303%
               fee (see Instruction C.9)

      (vii)  Registration fee due [multiply Item 5 5(v) by Item 5
               (viii)] (enter "0" if no
                fee is due):                                                            7,565.01

6.    Prepaid shares
             If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
             ____________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that re available for use by the issuer in future fiscal years, then state that number here:
             __________________

7.    Interest due
             If this Form is being filed more than 90 days after
             the end of the issuer's fiscal year (see Instruction D):                         -

8.           Total of the amount of the registration fee due plus any interest due
             [line 5(viii) plus line 7]:                                                7,565.01

9.    March 30, 1998
      Date the registraton fee and any interest payment was sent to the Commission's lockbox depository:

             Method of delivery:

             [X]    Wire Transfer

                    Mail or other means
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      Signatures

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signatures and Title)*  Douglas Conroy,  Vice President

      Date    3/31/98

      * Please print the name and title of the signing officer below the signature.